Pension and Other Retiree Benefits (Weighted Average Asset Allocation) (Details)	Dec. 31, 2012		Dec. 31, 2011
U.S.
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	100.00%		100.00%
U.S. | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	64.00%		63.00%
U.S. | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	30.00%		32.00%
U.S. | Real estate
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	0.00%		0.00%
U.S. | Other
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	6.00%	[1]	5.00%	[1]
International
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	100.00%		100.00%
International | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	47.00%		48.00%
International | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	39.00%		42.00%
International | Real estate
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	4.00%		4.00%
International | Other
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	10.00%	[1]	6.00%	[1]

[1]	Insurance contracts, multi-strategy hedge funds and cash and cash equivalents for certain of our plans.